Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other Assets

10. Other assets

Other assets consist of the following at December 31:

	2014	2013
Inventory	$315,532	$-
Debt issuance costs	203,965	148,315
Notes receivable	135,154	75,788
Other receivables	75,819	27,223
Investments (Note 11)	115,554	112,380
Derivative assets (Note 12)	24,549	32,673
Lease incentives	116,061	-
Other tangible fixed assets	21,028	2,427
Straight-line rents, prepaid expenses and other	39,430	6,057
	$1,047,092	$404,863

Amortization of debt issuance costs was $79,548 and $29,633 for the years ended December 31, 2014 and 2013 respectively. The unamortized debt issuance costs at December 31, 2014 amortize from 2015 through 2026.

During the years ended December 31, 2014 and 2013, we did not have any activity in our allowance for credit losses on notes receivable.